Financing (Annual Debt Maturities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013
Debt Disclosure [Abstract]
2014	$ 252.9
2015	442.2
2016	402.0
2017	501.9
2018	3.4
Thereafter	2,165.8
Total annual debt maturities	$ 3,768.2